Eaton Vance

VT Floating-Rate Income Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 6.974%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	$1,000	$991,133
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.825%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	2,000	2,000,528
Kayne CLO 11, Ltd., Series 2021-11A, Class E, 6.394%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	2,000	2,003,782
Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 6.631%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	998,907
Riserva CLO, Ltd., Series 2016-3A, Class ERR, 6.634%, (3 mo. USD LIBOR + 6.50%), 1/18/34(1)(2)	2,250	2,254,696

Total Asset-Backed Securities (identified cost $8,252,956)		$8,249,046

Common Stocks — 0.7%

Security	Shares	Value
Aerospace and Defense — 0.0%(3)
IAP Global Services, LLC(4)(5)(6)	24	$116,831

		$116,831

Automotive — 0.0%(3)
Dayco Products, LLC(5)(6)	15,250	$114,375

		$114,375

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(5)(6)	30,229	$665,038

		$665,038

Containers and Glass Products — 0.0%(3)
LG Newco Holdco, Inc.(5)(6)	33,758	$150,503

		$150,503

Electronics/Electrical — 0.1%
Skillsoft Corp.(4)(5)(6)(7)	66,843	$776,061

		$776,061

Health Care — 0.1%
Akorn Holding Company, LLC, Class A(5)(6)	58,449	$686,776

		$686,776

Nonferrous Metals/Minerals — 0.0%(3)
ACNR Holdings, Inc., Class A(5)(6)	2,056	$79,927

		$79,927

Oil and Gas — 0.1%
AFG Holdings, Inc.(4)(5)(6)	17,136	$133,661

Security	Shares	Value
McDermott International, Ltd.(5)(6)	103,251	$49,044
QuarterNorth Energy, Inc.(5)(6)	3,633	382,373
RDV Resources, Inc., Class A(5)(6)	10,680	1,869
Sunrise Oil & Gas, Inc., Class A(5)(6)	7,468	22,404

		$589,351

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(5)(6)	19,512	$52,878
Cumulus Media, Inc., Class A(5)(6)	24,069	294,845
iHeartMedia, Inc., Class A(5)(6)	8,298	207,616

		$555,339

Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, LLC(4)(5)(6)	17,912	$0
Phillips Pet Holding Corp.(4)(5)(6)	285	110,631

		$110,631

Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(4)(5)(6)	13,555	$292,517

		$292,517

Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(4)(5)(6)	36,023	$286,743

		$286,743

Total Common Stocks (identified cost $5,391,859)		$4,424,092

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	5,114	$526,735

Total Convertible Preferred Stocks (identified cost $268,481)		$526,735

Corporate Bonds — 8.3%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.0%(3)
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	$250	$264,688

		$264,688

Air Transport — 0.7%
Air Canada, 3.875%, 8/15/26(1)	$475	$479,892
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	1,275	1,341,937
5.75%, 4/20/29(1)	950	1,024,812
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	550	613,590

Security	Principal Amount (000’s omitted)	Value
United Airlines, Inc.:
4.375%, 4/15/26(1)	$325	$333,938
4.625%, 4/15/29(1)	325	336,278

		$4,130,447

Automotive — 0.2%
Clarios Global, L.P.:
6.25%, 5/15/26(1)	$293	$308,207
6.75%, 5/15/25(1)	180	190,125
Tenneco, Inc., 5.125%, 4/15/29(1)	675	691,031

		$1,189,363

Building and Development — 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$255,625
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	300	325,875
SRS Distribution, Inc., 4.625%, 7/1/28(1)	325	331,971

		$913,471

Business Equipment and Services — 0.7%
Allied Universal Holdco, LLC:
4.625%, 6/1/28(1)	$2,000	$1,998,144
6.625%, 7/15/26(1)	575	608,654
Garda World Security Corp., 4.625%, 2/15/27(1)	700	700,875
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	575	613,985
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	175	186,734
9.25%, 4/15/25(1)	225	260,334

		$4,368,726

Cable and Satellite Television — 1.2%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$98,179
5.125%, 7/15/29(1)	4,175	4,099,203
5.50%, 1/15/28(1)	400	407,308
7.375%, 5/1/26(1)	440	457,094
Ziggo B.V., 5.50%, 1/15/27(1)	1,997	2,066,895

		$7,128,679

Chemicals and Plastics — 0.1%
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$252,813
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)(8)	475	468,699

		$721,512

Commercial Services — 0.2%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	$1,000	$1,045,475

		$1,045,475

Cosmetics/Toiletries — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$100,000

		$100,000

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$367,567

		$367,567

Drugs — 0.4%
Bausch Health Companies, Inc.:
4.875%, 6/1/28(1)	$275	$285,313
5.50%, 11/1/25(1)	575	584,344
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	1,125	1,126,524
Jazz Securities DAC, 4.375%, 1/15/29(1)	650	674,407

		$2,670,588

Ecological Services and Equipment — 0.3%
GFL Environmental, Inc.:
4.25%, 6/1/25(1)	$475	$490,437
5.125%, 12/15/26(1)	1,000	1,051,360

		$1,541,797

Electronics/Electrical — 0.7%
CommScope, Inc., 6.00%, 3/1/26(1)	$2,000	$2,079,160
Imola Merger Corp., 4.75%, 5/15/29(1)	1,325	1,372,393
LogMeIn, Inc., 5.50%, 9/1/27(1)	375	382,031
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	550	572,688

		$4,406,272

Entertainment — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	$200	$213,250

		$213,250

Financial Intermediaries — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$398,000

		$398,000

Food Products — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$750	$846,761

		$846,761

Health Care — 0.7%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)(8)	$2,350	$2,350,000
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	175	180,259
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,675	1,702,219

		$4,232,478

Industrial Equipment — 0.1%
Clark Equipment Company, 5.875%, 6/1/25(1)	$100	$104,801
Madison IAQ, LLC, 4.125%, 6/30/28(1)	650	650,822

		$755,623

Leisure Goods/Activities/Movies — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$2,477,562
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	215,126

		$2,692,688

Security	Principal Amount (000’s omitted)	Value
Machinery — 0.1%
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	$350	$367,229

		$367,229

Oil and Gas — 0.2%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	$150	$153,265
7.00%, 6/15/25(1)	1,025	1,049,466

		$1,202,731

Packaging & Containers — 0.2%
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc.:
4.00%, 10/15/27(1)	$450	$446,074
4.375%, 10/15/28(1)	625	628,125

		$1,074,199

Radio and Television — 0.6%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$875	$578,594
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	200	206,350
5.25%, 8/15/27(1)	150	156,046
6.375%, 5/1/26	47	49,573
8.375%, 5/1/27	85	91,009
Univision Communications, Inc.:
4.50%, 5/1/29(1)	650	661,375
5.125%, 2/15/25(1)	1,500	1,523,775

		$3,266,722

Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$582,269

		$582,269

Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$102,875

		$102,875

Software and Services — 0.1%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$400,725

		$400,725

Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$826,031

		$826,031

Telecommunications — 0.4%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$500	$515,600
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	1,225	1,253,236
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	749,063

		$2,517,899

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$255,313
5.25%, 6/1/26(1)	700	720,986

		$976,299

Total Corporate Bonds (identified cost $48,364,559)		$49,304,364

Exchange-Traded Funds — 0.6%

Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$3,497,520

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,497,520

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	839	$0

		$0

Nonferrous Metals/Minerals — 0.0%(3)
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	971	$204,719

		$204,719

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(5)(6)	494	$0
David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(5)(6)	2,012	0

		$0

Total Preferred Stocks (identified cost $162,891)		$204,719

Senior Floating-Rate Loans — 84.6%(9)

Borrower/Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.1%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27	$491	$492,742
Dynasty Acquisition Co., Inc.:
Term Loan, 3.632%, (3 mo. USD LIBOR + 3.50%), 4/6/26	1,138	1,114,893
Term Loan, 3.632%, (3 mo. USD LIBOR + 3.50%), 4/6/26	2,115	2,073,181
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(10)	133	133,362
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(4)	170	139,142
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25	248	249,986

Borrower/Description	Principal Amount (000’s omitted)	Value
TransDigm, Inc.:
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 8/22/24	$3,009	$2,979,590
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 5/30/25	3,408	3,369,361
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	2,233	2,173,970

		$12,726,227

Air Transport — 0.6%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28	$650	$672,611
Brown Group Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/7/28	724	724,498
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	1,025	1,089,490
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	1,275	1,357,316

		$3,843,915

Automotive — 3.1%
Adient US, LLC, Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 4/8/28	$574	$574,433
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	1,213	1,213,071
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	1,148	1,150,421
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	572	570,933
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	1,102	886,316
Chassix, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/15/23	505	498,996
Clarios Global, L.P., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/30/26	2,451	2,442,676
CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23	1,588	1,524,535
Dayco Products, LLC, Term Loan, 4.371%, (3 mo. USD LIBOR + 4.25%), 5/19/23	742	723,743
Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	425	425,531
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	397	396,938
Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.09%, (1 mo. USD LIBOR + 2.00%), 3/7/25	1,325	1,312,578
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	2,308	2,311,889
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	474	475,367
Tenneco, Inc., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 10/1/25	815	809,979
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	440	440,866
TI Group Automotive Systems, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26	423	424,197
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	1,269	1,267,435
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	650	650,665

		$18,100,569

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	$596	$596,306

Borrower/Description	Principal Amount (000’s omitted)	Value
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	$525	$520,735
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	823	822,809

		$1,939,850

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc., Term Loan, 4.584%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,017	$2,022,819
Hudson River Trading, LLC, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 3/20/28	1,294	1,288,246

		$3,311,065

Building and Development — 4.0%
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26	$1	$626
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	325	328,555
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	347	347,592
APi Group DE, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,045	1,040,864
Artera Services, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/6/25	773	770,807
Beacon Roofing Supply, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 5/19/28	673	670,186
Brookfield Property REIT, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 8/27/25	727	720,073
Centuri Group, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 8/27/28	650	650,271
Core & Main L.P., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 7/27/28	1,025	1,022,651
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	821	820,790
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	922	920,420
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	2,772	2,776,930
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 8/21/25	522	518,364
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	748	744,151
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	273	273,876
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/19/26	935	940,146
Osmose Utilities Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/23/28	500	498,750
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	399	397,670
Quikrete Holdings, Inc.:
Term Loan, 1/31/27(11)	1,600	1,596,778
Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 2/1/27	2,127	2,111,814
RE/MAX International, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28	1,172	1,167,302
SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	725	725,634
Standard Industries, Inc., Term Loan, 9/22/28(11)	1,350	1,352,438

Borrower/Description	Principal Amount (000’s omitted)	Value
White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	$2,038	$2,045,443
WireCo WorldGroup, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23	1,070	1,073,255

		$23,515,386

Business Equipment and Services — 7.5%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$945	$943,536
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	1,468	1,470,878
AppLovin Corporation, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 8/15/25	3,753	3,752,796
Asplundh Tree Expert, LLC, Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 9/7/27	718	715,656
Bracket Intermediate Holding Corp., Term Loan, 4.395%, (3 mo. USD LIBOR + 4.25%), 9/5/25	728	727,197
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	1,655	1,643,749
Camelot U.S. Acquisition 1 Co., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 10/30/26	1,326	1,324,303
Ceridian HCM Holding, Inc., Term Loan, 2.572%, (1 week USD LIBOR + 2.50%), 4/30/25	2,061	2,035,163
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	1,481	1,487,465
EAB Global, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 8/16/28	900	897,469
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28	1,150	1,143,171
Endure Digital, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	2,444	2,433,183
First Advantage Holdings, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 1/31/27	935	935,731
Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28	425	424,469
Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26	1,452	1,455,866
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	1,393	1,406,930
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	498	499,793
Hillman Group, Inc. (The):
Term Loan, 1.525%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(10)	46	46,394
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28	194	193,696
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	943	930,398
IRI Holdings, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 12/1/25	3,731	3,732,904
Iron Mountain, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 1/2/26	627	625,159
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	448	449,569
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27	1,567	1,573,589
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	850	843,486
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/21/27	247	242,107
Magnite, Inc., Term Loan, 5.75%, (USD LIBOR + 5.00%, Floor 0.75%), 4/28/28(12)	449	449,436
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28	1,272	1,273,601
Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24	1,026	1,009,193
Nielsen Consumer, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 3/6/28	448	449,541
Pike Corporation, Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 1/21/28	288	288,031
Rockwood Service Corporation, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 1/23/27	818	821,650

Borrower/Description	Principal Amount (000’s omitted)	Value
Sabre GLBL, Inc.:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27	$211	$210,204
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27	337	335,078
SITEL Worldwide Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28	1,425	1,428,562
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	800	797,000
Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27	327	328,286
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	2,562	2,572,133
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26	647	649,070
Trans Union, LLC, Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 11/16/26	1,097	1,091,133
TTF Holdings, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/24/28	281	280,851
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24	216	212,012
WEX, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/31/28	299	297,505

		$44,427,943

Cable and Satellite Television — 2.7%
Altice France S.A., Term Loan, 4.125%, (3 mo. USD LIBOR + 4.00%), 8/14/26	$486	$485,772
Charter Communications Operating, LLC, Term Loan, 1.84%, (1 mo. USD LIBOR + 1.75%), 2/1/27	2,058	2,047,130
CSC Holdings, LLC:
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 7/17/25	3,470	3,430,067
Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 4/15/27	924	914,813
Numericable Group S.A., Term Loan, 2.879%, (3 mo. USD LIBOR + 2.75%), 7/31/25	2,310	2,279,077
UPC Broadband Holding B.V., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 4/30/28	625	619,699
UPC Financing Partnership, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 1/31/29	2,050	2,047,864
Virgin Media Bristol, LLC:
Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,225	3,207,082
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 1/31/29	750	751,250

		$15,782,754

Chemicals and Plastics — 4.3%
Aruba Investments, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27	$423	$424,725
Atotech B.V., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	923	922,457
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.882%, (3 mo. USD LIBOR + 1.75%), 6/1/24	1,459	1,456,940
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	274	274,575
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27	1,393	1,390,388
Ferro Corporation:
Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24	107	107,351
Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24	110	109,685
Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24	129	128,919
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	440	440,446
Groupe Solmax, Inc., Term Loan, 5.50%, (2 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28	599	598,874
Illuminate Buyer, LLC, Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 6/30/27	1,252	1,251,984

Borrower/Description	Principal Amount (000’s omitted)	Value
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26	$161	$161,730
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	1,521	1,523,659
Lonza Group AG, Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28	873	875,949
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27	1,244	1,246,090
Messer Industries GmbH, Term Loan, 2.632%, (3 mo. USD LIBOR + 2.50%), 3/1/26	840	837,165
Momentive Performance Materials, Inc., Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 5/15/24	2,810	2,809,436
Orion Engineered Carbons GmbH, Term Loan, 9/24/28(11)	300	301,890
PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	989	984,798
PQ Corporation, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28	1,247	1,249,505
Pretium PKG Holdings, Inc., Term Loan, 10/2/28(11)	500	501,354
Ravago Holdings America, Inc., Term Loan, 2.64%, (3 mo. USD LIBOR + 2.50%), 3/4/28	149	148,457
Rohm Holding GmbH, Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26	569	568,830
Solenis Holdings, LLC, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 6/26/25	2,220	2,221,573
Starfruit Finco B.V., Term Loan, 2.832%, (1 mo. USD LIBOR + 2.75%), 10/1/25	1,250	1,243,657
Trinseo Materials Operating S.C.A.:
Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 9/6/24	1,317	1,313,106
Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 5/3/28	574	572,415
Tronox Finance, LLC, Term Loan, 2.366%, (USD LIBOR + 2.25%), 3/13/28(12)	1,062	1,058,774
W.R. Grace & Co. Conn., Term Loan, 9/22/28(11)	875	879,102

		$25,603,834

Conglomerates — 0.0%(3)
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24	$133	$133,170

		$133,170

Containers and Glass Products — 1.7%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(12)	$650	$649,362
Berry Global, Inc., Term Loan, 1.856%, (2 mo. USD LIBOR + 1.75%), 7/1/26	682	679,277
BWAY Holding Company, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/3/24	1,349	1,323,724
Flex Acquisition Company, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28	2,410	2,407,683
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	1,048	1,089,863
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(12)	1,208	1,212,158
Reynolds Group Holdings, Inc.:
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/5/26	893	888,225
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	775	774,455
TricorBraun Holdings, Inc.:
Term Loan, 3.421%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(10)	69	68,504
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	305	304,058
Trident TPI Holdings, Inc.:
Term Loan, 0.00%, 9/15/28(10)	75	74,700
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28	525	526,639

		$9,998,648

Borrower/Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 12/22/26	$744	$728,371

		$728,371

Drugs — 3.0%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$687	$698,556
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26	184	183,597
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	2,081	2,057,520
Bausch Health Companies, Inc., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 6/2/25	2,436	2,435,594
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	174	174,122
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	734	736,267
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26	149	149,212
Grifols Worldwide Operations USA, Inc., Term Loan, 2.072%, (1 week USD LIBOR + 2.00%), 11/15/27	3,010	2,965,003
Horizon Therapeutics USA, Inc.:
Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 5/22/26	668	665,976
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28	1,294	1,292,961
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	1,122	1,124,993
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	4,098	3,883,244
Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	387	368,560
PPD, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 1/13/28	995	994,564

		$17,730,169

Ecological Services and Equipment — 0.6%
Clean Harbors, Inc., Term Loan, 10/8/28(11)	$375	$375,820
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	1,339	1,338,992
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	1,257	1,260,718
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	347	348,113
US Ecology Holdings, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 11/1/26	197	196,459

		$3,520,102

Electronics/Electrical — 18.5%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27	$27	$26,923
Applied Systems, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24	3,850	3,853,541
Aptean, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 4/23/26	1,578	1,576,498
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	524	526,306
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27	1,637	1,645,459
Banff Merger Sub, Inc., Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 10/2/25	4,073	4,055,462

Borrower/Description	Principal Amount (000’s omitted)	Value
Buzz Merger Sub, Ltd., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27	$33	$33,529
CentralSquare Technologies, LLC, Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 8/29/25	497	462,932
Cloudera, Inc.:
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27	373	373,172
Term Loan, 10/8/28(11)	2,150	2,150,671
Term Loan - Second Lien, 10/8/29(11)	600	600,000
Cohu, Inc., Term Loan, 3.172%, (6 mo. USD LIBOR + 3.00%), 10/1/25	379	377,816
CommScope, Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/6/26	2,119	2,111,367
Constant Contact, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	1,148	1,148,930
Cornerstone OnDemand, Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/22/27	1,052	1,052,170
Creation Holdings, Inc., Term Loan, 9/14/28(11)	800	797,000
Cvent, Inc., Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 11/29/24	744	742,289
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	873	875,085
DG Investment Intermediate Holdings 2, Inc.:
Term Loan, 4.443%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/31/28(10)	259	260,297
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/31/28	1,237	1,242,682
E2open, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/4/28	1,073	1,074,279
ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	869	870,614
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	1,877	1,881,394
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27	653	653,605
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	5,238	5,241,903
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	337	338,454
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	4,117	4,088,730
Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27	395	396,049
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	4,126	4,141,381
Go Daddy Operating Company, LLC:
Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 2/15/24	998	992,665
Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 8/10/27	716	712,402
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	4,502	4,513,564
IGT Holding IV AB, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/31/28	1,095	1,098,604
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	371	372,396
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	2,193	2,195,756
Informatica, LLC, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/25/27	4,359	4,349,363
LogMeIn, Inc., Term Loan, 4.833%, (1 mo. USD LIBOR + 4.75%), 8/31/27	1,715	1,716,261
MA FinanceCo., LLC:
Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	331	328,732
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	1,341	1,352,146
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	2,725	2,729,087
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29	725	724,094
Marcel LUX IV S.a.r.l.:
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 3/15/26	1,662	1,659,673

Borrower/Description	Principal Amount (000’s omitted)	Value
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	$61	$61,409
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/13/28	300	301,000
Maverick Bidco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/18/28	625	625,703
MaxLinear, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/23/28	564	561,922
Mirion Technologies, Inc., Term Loan, 4.132%, (3 mo. USD LIBOR + 4.00%), 3/6/26	1,198	1,201,946
N-Able International Holdings II, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 7/19/28	300	300,563
Panther Commercial Holdings L.P., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 1/7/28	1,372	1,378,420
PointClickCare Technologies, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	373	373,591
Polaris Newco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	1,775	1,780,991
Poseidon Intermediate, LLC, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 8/18/25	175	174,693
Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28	1,850	1,841,779
ProQuest, LLC, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 10/23/26	833	832,893
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	896	889,649
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,075	2,070,520
Recorded Books, Inc., Term Loan, 4.083%, (1 mo. USD LIBOR + 4.00%), 8/29/25	1,188	1,190,784
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28	2,100	2,072,874
Seattle Spinco, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	2,236	2,220,012
Skillsoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 6/30/28	525	527,953
SolarWinds Holdings, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 2/5/24	3,881	3,846,538
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	248	249,340
Sovos Compliance, LLC:
Term Loan, 0.00%, 8/11/28(10)	81	81,588
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	469	472,451
SurveyMonkey, Inc., Term Loan, 3.83%, (1 week USD LIBOR + 3.75%), 10/10/25	889	886,944
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	1,070	1,074,572
Tibco Software, Inc., Term Loan, 3.84%, (1 mo. USD LIBOR + 3.75%), 6/30/26	1,935	1,930,781
TTM Technologies, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 9/28/24	428	429,189
Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28	428	427,971
Uber Technologies, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 4/4/25	3,381	3,384,395
Ultimate Software Group, Inc. (The):
Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,323	1,327,631
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	2,946	2,955,376
Ultra Clean Holdings, Inc., Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 8/27/25	865	867,830
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	448	448,590
Verifone Systems, Inc., Term Loan, 4.129%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,692	1,662,481
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	1,609	1,618,835
Vision Solutions, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/24/28	625	624,805
VS Buyer, LLC, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 2/28/27	3,305	3,299,768

		$109,339,068

Equipment Leasing — 0.4%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,493	$1,488,589
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27	1,117	1,118,306

		$2,606,895

Borrower/Description	Principal Amount (000’s omitted)	Value
Financial Intermediaries — 2.2%
Aretec Group, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$1,803	$1,800,841
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	3,500	3,496,063
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(13)	1,375	275,062
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28	1,297	1,295,824
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	193	193,000
FinCo I, LLC, Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 6/27/25	577	575,723
Focus Financial Partners, LLC:
Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 7/3/24	595	591,994
Term Loan, 2.50%, 6/24/28(10)	136	135,411
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/1/28	588	585,313
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	989	986,652
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	370	371,238
LPL Holdings, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 11/12/26	1,473	1,466,602
Mariner Wealth Advisors, LLC:
Term Loan, 0.00%, 8/18/28(10)	47	46,758
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	328	327,305
Victory Capital Holdings, Inc., Term Loan, 2.395%, (3 mo. USD LIBOR + 2.25%), 7/1/26	685	684,121

		$12,831,907

Food Products — 1.5%
Froneri International, Ltd., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 1/29/27	$1,506	$1,490,054
H Food Holdings, LLC:
Term Loan, 3.772%, (1 mo. USD LIBOR + 3.69%), 5/23/25	556	555,419
Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 5/23/25	365	365,485
HLF Financing S.a.r.l., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 8/18/25	1,458	1,451,401
JBS USA LUX S.A., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 5/1/26	4,137	4,124,530
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28	425	426,063
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27	248	247,539
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24	192	192,369

		$8,852,860

Food Service — 0.8%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$1,194	$1,179,951
Ai Aqua Merger Sub, Inc.:
Term Loan, 7/31/28(11)	139	139,445
Term Loan, 7/31/28(11)	1,111	1,115,556
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	2,010	2,016,093
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28	404	404,690

		$4,855,735

Borrower/Description	Principal Amount (000’s omitted)	Value
Forest Products — 0.3%
Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26	$74	$74,375
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	1,197	1,200,989
Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28	249	250,622

		$1,525,986

Health Care — 8.1%
ADMI Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/23/27	$475	$474,915
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/5/28	800	801,000
athenahealth, Inc., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 2/11/26	2,310	2,318,851
Avantor Funding, Inc.:
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24	351	351,559
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27	1,244	1,247,326
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28	525	526,969
BW NHHC Holdco, Inc., Term Loan, 5.125%, (3 mo. USD LIBOR + 5.00%), 5/15/25	750	664,365
Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27	548	548,744
CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	796	799,732
CeramTec AcquiCo GmbH, Term Loan, 2.871%, (3 mo. USD LIBOR + 2.75%), 3/7/25	812	804,669
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(12)	528	527,930
CHG Healthcare Services, Inc., Term Loan, 9/29/28(11)	875	875,000
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27	361	361,840
Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26	1,533	1,538,057
Envision Healthcare Corporation, Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 10/10/25	3,542	3,161,401
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27	174	175,207
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25	1,453	1,454,538
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24	1,492	1,494,071
Hanger, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 3/6/25	1,207	1,207,527
HCRX Investments Holdco, L.P., Term Loan, 7/14/28(11)	700	698,600
IQVIA, Inc.:
Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/7/24	527	526,117
Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 1/17/25	811	809,657
MDVIP, Inc., Term Loan, 10/14/28(11)	225	225,351
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	785	786,864
Midwest Physician Administrative Services, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/12/28	299	297,319
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(10)	57	57,019
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	39	38,683
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(12)	1,224	1,225,335
Navicure, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,789	1,791,955
Ortho-Clinical Diagnostics S.A., Term Loan, 3.083%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,101	1,101,277
Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28	349	350,598
Padagis, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 7/6/28	600	600,187

Borrower/Description	Principal Amount (000’s omitted)	Value
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25	$124	$124,335
Phoenix Guarantor, Inc.:
Term Loan, 3.336%, (1 mo. USD LIBOR + 3.25%), 3/5/26	951	946,235
Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,867	1,862,929
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	697	696,119
Radiology Partners, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 7/9/25	2,100	2,101,021
Radnet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28	2,743	2,741,838
Select Medical Corporation, Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 3/6/25	1,469	1,462,916
Signify Health, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/22/28	250	249,492
Sotera Health Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	375	373,594
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	1,318	1,323,426
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24	2,138	2,090,365
U.S. Anesthesia Partners, Inc.:
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	1,799	1,799,395
Term Loan, 10/1/28(11)	1,625	1,629,288
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27	969	974,555
Verscend Holding Corp., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,711	1,715,467

		$47,933,638

Home Furnishings — 1.2%
ACProducts, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	$1,247	$1,247,098
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28	1,075	1,077,127
Mattress Firm, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28	1,000	999,688
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	879	889,377
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	2,906	2,769,033

		$6,982,323

Industrial Equipment — 3.7%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	$1,178	$1,180,721
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28	748	745,475
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	955	957,069
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	675	658,541
Clark Equipment Company, Term Loan, 1.967%, (3 mo. USD LIBOR + 1.84%), 5/18/24	777	771,505
CPM Holdings, Inc., Term Loan, 3.586%, (1 mo. USD LIBOR + 3.50%), 11/17/25	1,446	1,440,919
Delachaux Group S.A., Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26	368	367,959
DexKo Global, Inc.:
Term Loan, 4.25%, (1 week USD LIBOR + 3.25%, Floor 1.00%), 7/24/24	599	598,873
Term Loan, 9/22/28(11)	104	103,480
Term Loan, 9/23/28(11)	546	543,270

Borrower/Description	Principal Amount (000’s omitted)	Value
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	$372	$372,537
Dynacast International, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25	865	869,469
Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28	1,870	1,870,630
Filtration Group Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25	223	223,466
Gardner Denver, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/1/27	1,132	1,118,718
Granite Holdings US Acquisition Co., Term Loan, 4.132%, (3 mo. USD LIBOR + 4.00%), 9/30/26	670	670,363
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28	249	249,063
Hayward Industries, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 5/12/28	524	523,079
Ingersoll-Rand Services Company, Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/1/27	960	949,195
LTI Holdings, Inc.:
Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,385	1,367,867
Term Loan, 4.75%, 7/24/26(10)	141	140,566
Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 7/24/26	147	147,368
Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 7/24/26	234	233,692
Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28	1,496	1,495,900
Rexnord, LLC, Term Loan, 10/4/28(11)	275	275,481
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	1,242	1,205,730
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28	375	374,531
Titan Acquisition Limited, Term Loan, 3.167%, (3 mo. USD LIBOR + 3.00%), 3/28/25	2,171	2,137,319
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27	299	299,435

		$21,892,221

Insurance — 2.5%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$367	$364,294
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 5/9/25	465	462,366
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/5/27	593	594,686
AssuredPartners, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 2/12/27	645	641,575
Asurion, LLC:
Term Loan, 3.209%, (1 mo. USD LIBOR + 3.125%), 11/3/23	1,137	1,132,473
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 12/23/26	2,978	2,936,869
Term Loan - Second Lien, 5.334%, (1 mo. USD LIBOR + 5.25%), 1/31/28	930	928,450
Hub International Limited, Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25	2,165	2,146,639
NFP Corp., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/15/27	1,857	1,841,269
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	644	644,840
USI, Inc.:
Term Loan, 3.132%, (3 mo. USD LIBOR + 3.00%), 5/16/24	2,019	2,007,705
Term Loan, 3.382%, (3 mo. USD LIBOR + 3.25%), 12/2/26	1,007	1,002,165

		$14,703,331

Borrower/Description	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 2.8%
Bombardier Recreational Products, Inc., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,421	$1,411,532
Carnival Corporation, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25	274	272,931
City Football Group Limited, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28	1,025	1,023,719
ClubCorp Holdings, Inc., Term Loan, 2.882%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,764	1,662,860
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	1,699	1,404,369
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26	1,083	884,384
Term Loan, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24	318	342,476
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(14)	397	492,679
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	1,684	1,682,624
Match Group, Inc., Term Loan, 1.874%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	523,250
Playtika Holding Corp., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 3/13/28	1,861	1,862,607
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28	700	698,950
SRAM, LLC, Term Loan, 3.25%, (USD LIBOR + 2.75%, Floor 0.50%), 5/12/28(12)	191	190,989
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25	139	138,434
Travel Leaders Group, LLC, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 1/25/24	2,724	2,555,098
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26	1,160	1,159,445

		$16,306,347

Lodging and Casinos — 1.2%
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23	$2,065	$2,057,526
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28	650	652,275
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	1,531	1,501,636
Raptor Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/1/26	400	401,417
Stars Group Holdings B.V. (The), Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 7/21/26	1,700	1,696,459
Twin River Worldwide Holdings, Inc., Term Loan, 8/6/28(11)	900	900,914

		$7,210,227

Nonferrous Metals/Minerals — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	$261	$266,907
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25	238	238,688

		$505,595

Oil and Gas — 1.9%
Ameriforge Group, Inc.:
Term Loan, 12.561%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(10)	$71	$37,598
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23	562	297,654
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	93	92,462

Borrower/Description	Principal Amount (000’s omitted)	Value
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27	$164	$167,241
Centurion Pipeline Company, LLC, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 9/28/25	149	146,270
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	196	193,673
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	2,782	2,792,502
CQP Holdco, L.P., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28	1,471	1,468,002
Delek US Holdings, Inc.:
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/31/25	1,959	1,905,515
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	419	421,939
ITT Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/10/28	300	300,375
Lealand Finance Company B.V., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 1.084% cash, 3.00% PIK, 6/30/25	241	107,267
Oryx Midstream Services Permian Basin, LLC, Term Loan, 10/5/28(11)	675	671,625
Prairie ECI Acquiror L.P., Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 3/11/26	200	193,375
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	1,275	1,275,811
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	215	215,984
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24	168	113,228
Sunrise Oil & Gas Properties, LLC:
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	48	47,187
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	51	50,266
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	59	58,071
UGI Energy Services, LLC, Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 8/13/26	758	760,640

		$11,316,685

Publishing — 0.6%
Adevinta ASA, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/26/28	$675	$676,038
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	792	793,995
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	835	835,784
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24	223	223,335
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	1,301	1,302,639

		$3,831,791

Radio and Television — 2.0%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	$271	$271,566
Diamond Sports Group, LLC, Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 8/24/26	1,241	779,497
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	450	449,796
iHeartCommunications, Inc.:
Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 5/1/26	438	435,571
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/1/26	223	223,234
Mission Broadcasting, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 5/26/28	275	275,043

Borrower/Description	Principal Amount (000’s omitted)	Value
Nexstar Broadcasting, Inc.:
Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 1/17/24	$952	$951,692
Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,039	3,040,239
Sinclair Television Group, Inc.:
Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,475	1,452,063
Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 4/1/28	1,812	1,797,318
Terrier Media Buyer, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 12/17/26	1,302	1,300,736
Univision Communications, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	148	147,622
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	532	532,023

		$11,656,400

Retailers (Except Food and Drug) — 1.9%
BJ’s Wholesale Club, Inc., Term Loan, 2.083%, (1 mo. USD LIBOR + 2.00%), 2/3/24	$1,048	$1,049,353
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	1,021	1,023,286
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	276	255,653
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	233	232,117
Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	728	732,160
Great Outdoors Group, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	3,154	3,173,558
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	1,863	1,864,802
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	2,375	2,383,906
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(4)	53	42,287
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(4)(13)	9	7,212
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	324	324,188

		$11,088,522

Steel — 0.5%
Atkore International, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 5/26/28	$560	$558,801
Neenah Foundry Company, Term Loan, 10.00%, (1 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	201	185,874
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	646	641,947
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(12)	149	149,061
Zekelman Industries, Inc., Term Loan, 2.083%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,211	1,200,187

		$2,735,870

Surface Transport — 0.6%
Hertz Corporation (The):
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/30/28	$147	$146,946
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/30/28	776	777,767
Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	1,464	1,465,674
PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	597	597,906
XPO Logistics, Inc., Term Loan, 1.833%, (1 mo. USD LIBOR + 1.75%), 2/24/25	450	448,287

		$3,436,580

Borrower/Description	Principal Amount (000’s omitted)	Value
Telecommunications — 2.8%
Avaya, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 12/15/27	$125	$125,312
CenturyLink, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/15/27	3,115	3,084,233
Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24	1,389	1,344,225
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	120	119,924
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	238	218,185
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(10)	750	753,750
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	500	506,875
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24	1,300	1,326,000
IPC Corp., Term Loan, 8.75%, 8/6/21(13)(14)	596	591,252
Level 3 Financing, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/1/27	3,323	3,286,781
Onvoy, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	1,221	1,221,283
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	724	724,628
Ziggo Financing Partnership, Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 4/30/28	3,525	3,500,766

		$16,803,214

Utilities — 0.4%
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25	$142	$144,782
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	1,500	1,500,468
Vistra Operations Company, LLC, Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 12/31/25	994	987,733

		$2,632,983

Total Senior Floating-Rate Loans (identified cost $502,108,288)		$500,410,181

Warrants — 0.1%

Security	Shares	Value
Entertainment — 0.0%(3)
Cineworld Group PLC, Exp. 11/23/25(5)(6)	118,649	$59,455

		$59,455

Health Care — 0.0%
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(4)(5)(6)	898	$0

		$0

Oil and Gas — 0.1%
QuarterNorth Energy, Inc., Exp. 8/27/28(5)(6)	2,275	$239,444

		$239,444

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(4)(5)(6)	3,427	$0

		$0

		Value
Total Warrants (identified cost $0)		$298,899

Short-Term Investments — 6.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(15)	39,322,371	$39,322,371

Total Short-Term Investments (identified cost $39,322,371)		$39,322,371

Total Investments — 102.5% (identified cost $607,372,725)		$606,237,927

Less Unfunded Loan Commitments — (0.1)%		$(908,641)

Net Investments — 102.4% (identified cost $606,464,084)		$605,329,286

Other Assets, Less Liabilities — (2.4)%		$(14,086,562)

Net Assets — 100.0%		$591,242,724

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $57,412,828 or 9.7% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Non-income producing security.

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(7)	Restricted security.

(8)	When-issued security.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2021, the total value of unfunded loan commitments is $906,673.

(11)	This Senior Loan will settle after September 30, 2021, at which time the interest rate will be determined.

(12)

The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	Fixed-rate loan.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at September 30, 2021.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $39,322,371, which represents 6.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$21,593,096	$174,505,518	$(156,775,963)	$(280)	$—	$39,322,371	$23,259	39,322,371

Restricted Securities

At September 30, 2021, the Fund owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Skillsoft Corp.	6/23/21	66,843	$668,430	$776,061

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$8,249,046	$—	$8,249,046
Common Stocks	1,269,421	1,438,227	1,716,444	4,424,092
Convertible Preferred Stocks	—	526,735	—	526,735
Corporate Bonds	—	49,304,364	—	49,304,364
Exchange-Traded Funds	3,497,520	—	—	3,497,520
Preferred Stocks	—	204,719	0	204,719
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	499,312,899	188,641	499,501,540
Warrants	—	298,899	0	298,899
Short-Term Investments	—	39,322,371	—	39,322,371
Total Investments	$4,766,941	$598,657,260	$1,905,085	$605,329,286

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.